Deferred tax (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities)

Net deferred tax assets/(liabilities) comprise:

	Stock relief £m	Excess of capital allowances over depreciation £m	Tax losses £m	Undistributed earnings of associates and subsidiaries £m	Retirement benefits £m	Trademarks £m	Other temporary differences £m	Total £m

At 31 December 2017	(91)	(174)	113	(241)	264	(17,323)	656	(16,796)

Accounting policy change (IFRS 9) (note 31)	–	–	–	–	–	–	7	7

At 1 January 2018	(91)	(174)	113	(241)	264	(17,323)	663	(16,789)

Differences on exchange	(7)	(10)	4	6	15	(1,066)	47	(1,011)

Subsidiaries acquired (note 24)	–	–	–	–	–	(3)	4	1

Credited/(charged) to the income statement	27	(16)	(11)	(46)	(36)	67	319	304

Credited/(charged) relating to changes in tax rates	1	(10)	(1)	–	4	79	(3)	70

(Charged)/credited to other comprehensive income	–	–	–	–	(25)	–	18	(7)

At 31 December 2018	(70)	(210)	105	(281)	222	(18,246)	1,048	(17,432)

Revised
At 1 January 2017	31	(58)	89	(392)	117	(95)	92	(216)

Differences on exchange	2	15	(6)	13	(12)	862	(22)	852

Subsidiaries acquired (note 24)	(375)	(234)	–	–	514	(28,091)	1,115	(27,071)

Credited/(charged) to the income statement	180	19	30	138	10	66	(291)	152

Credited/(charged) relating to changes in tax rates	71	84	–	–	(194)	9,935	(276)	9,620

(Charged)/credited to other comprehensive income	–	–	–	–	(171)	–	38	(133)

At 31 December 2017	(91)	(174)	113	(241)	264	(17,323)	656	(16,796)